Basis of Presentation and General Information - Product Shipping and Trading S.A. Managed Vessels (Table) (Details) (USD $)	Jun. 30, 2013
Elux Lucis
Vessels [Line Items]
DWT	45,789
Year Built	2003
Undine
Vessels [Line Items]
DWT	47,999
Year Built	2004
Axelotl
Vessels [Line Items]
DWT	37,330
Year Built	2004
Laima
Vessels [Line Items]
DWT	37,330
Year Built	2003
Elixir
Vessels [Line Items]
DWT	46,874
Year Built	2004
Northern Light
Vessels [Line Items]
DWT	50,922
Year Built	2006
Vessels under the management of Product Shipping And Trading S.A.
Vessels [Line Items]
Daily fixed management fee received per vessel	$ 130